Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of reconciliation of the basic and diluted loss per share
	Year ended December 31,
	2020	2019	2018
Net loss attributable to the Company’s common shareholders	$(3,241,697)	$(4,450,994)	$(8,910,002)
Weighted average shares outstanding – Basic and diluted	3,389,069	2,225,821	2,202,176
Loss per share – Basic and diluted	$(0.96)	$(2.00)	$(4.05)